INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of income before income taxes
Income before income taxes consisted of the following (in millions):

Year Ended December 31,	2012	2011	2010
		As Adjusted
United States[1]	$3,526	$3,029	$7,188
International	8,283	8,429	7,019
Total	$11,809	$11,458	$14,207

[1]
In 2010, the Company's U.S. income before income taxes included a $4,978 million gain due to the remeasurement of our equity investment in CCE to fair value upon our acquisition of CCE's former North America business. Refer to Note 2 for additional information.

Schedule of income tax expense (benefit)
Income tax expense consisted of the following for the years ended December 31, 2012, 2011 and 2010 (in millions):

	United States	State and Local	International	Total
2012
Current	$602	$74	$1,415	$2,091
Deferred	936	33	(337)	632
2011 — As Adjusted
Current	$286	$66	$1,425	$1,777
Deferred	898	27	110	1,035
2010 — As Adjusted
Current	$469	$85	$1,212	$1,766
Deferred	586	2	16	604

Reconciliation of the statutory U.S. federal tax rate and effective tax rates
A reconciliation of the statutory U.S. federal tax rate and our effective tax rate is as follows:

Year Ended December 31,	2012		2011		2010
			As Adjusted
Statutory U.S. federal tax rate	35.0%		35.0%		35.0%
State and local income taxes — net of federal benefit	1.1		0.9		0.6
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal rate	(9.5)	[1,2]	(9.5)	[5,6,7]	(5.6)	[15]
Reversal of valuation allowances	(2.4)	[3]	—		—
Equity income or loss	(2.0)		(1.4)	[8]	(1.9)	[16]
CCE transaction	—		—		(12.5)	[17,18]
Sale of Norwegian and Swedish bottling operations	—		—	[9]	0.4	[19]
Other operating charges	0.4	[4]	0.3	[10]	0.4	[20]
Other — net	0.5		(0.8)	[11,12,13,14]	0.3	[21,22]
Effective tax rate	23.1%		24.5%		16.7%

[1]
Includes a tax expense of $133 million (or a 1.1 percent impact on our effective tax rate) related to amounts required to be recorded for changes to our uncertain tax positions, including interest and penalties, in various international jurisdictions.

[2]
Includes a tax expense of $57 million on pretax net gains of $76 million (or a 0.3 percent impact on our effective tax rate) related to the following: a gain recognized as a result of the merger of Embotelladora Andina S.A. ("Andina") and Embotelladoras Coca-Cola Polar S.A. ("Polar"); a gain recognized as a result of Coca-Cola FEMSA, an equity method investee, issuing additional shares of its own stock at a per share amount greater than the carrying value of the Company's per share investment; the loss recognized on the pending sale of a majority ownership interest in our consolidated Philippine bottling operations to Coca-Cola FEMSA; and the expense recorded for the premium the Company paid over the publicly traded market price to acquire an ownership interest in Mikuni. Refer to Note 17.

[3]	Relates to a net tax benefit of $283 million associated with the reversal of valuation allowances in certain of the Company's foreign jurisdictions.

[4]
Includes a tax benefit of $95 million on pretax charges of $416 million (or a 0.4 percent impact on our effective tax rate) primarily related to the Company's productivity and reinvestment program as well as other restructuring initiatives; the refinement of previously established accruals related to the Company's 2008–2011 productivity initiatives; and the refinement of previously established accruals related to the Company's integration of CCE's former North America business. Refer to Note 18.

[5]	Includes a tax benefit of $6 million related to amounts required to be recorded for changes to our uncertain tax positions, including interest and penalties, in various international jurisdictions.

[6]	Includes a zero percent effective tax rate on pretax charges of $17 million due to the impairment of available-for-sale securities. Refer to Note 3 and Note 17.

[7]
Includes a tax expense of $299 million on pretax net gains of $641 million (or a 0.7 percent impact on our effective tax rate) related to the net gain recognized as a result of the merger of Embotelladoras Arca, S.A.B. de C.V. ("Arca") and Grupo Continental S.A.B. ("Contal"); the gain recognized on the sale of our investment in Embonor; and gains the Company recognized as a result of Coca-Cola FEMSA, an equity method investee, issuing additional shares of its own stock at per share amounts greater than the carrying value of the Company's per share investment. These gains were partially offset by charges associated with certain of the Company's equity method investments in Japan. Refer to Note 17.

[8]
Includes a tax benefit of $7 million on pretax net charges of $53 million (or a 0.1 percent impact on our effective tax rate) related to our proportionate share of asset impairments and restructuring charges recorded by certain of our equity method investees. Refer to Note 17.

[9]
Includes a tax benefit of $2 million on pretax charges of $5 million related to the finalization of working capital adjustments on the sale of our Norwegian and Swedish bottling operations. Refer to Note 2 and Note 17.

[10]
Includes a tax benefit of $224 million on pretax charges of $732 million (or a 0.3 percent impact on our effective tax rate) primarily related to the Company's productivity, integration and restructuring initiatives; transaction costs incurred in connection with the merger of Arca and Contal; costs associated with the earthquake and tsunami that devastated northern and eastern Japan; and costs associated with the flooding in Thailand. Refer to Note 17.

[11]
Includes a tax benefit of $8 million on pretax charges of $19 million related to the amortization of favorable supply contracts acquired in connection with our acquisition of CCE's former North America business.

[12]
Includes a tax benefit of $3 million on pretax net charges of $9 million related to the repurchase and/or exchange of certain long-term debt assumed in connection with our acquisition of CCE's former North America business as well as the early extinguishment of certain other long-term debt. Refer to Note 10.

[13]	Includes a tax benefit of $14 million on pretax charges of $41 million related to the impairment of an investment in an entity accounted for under the equity method of accounting. Refer to Note 17.

[14]	Includes a tax benefit of $2 million related to amounts required to be recorded for changes to our uncertain tax positions, including interest and penalties, in certain domestic jurisdictions.

[15]
Includes a tax expense of $265 million (or a 1.9 percent impact on our effective tax rate) primarily related to deferred tax expense on certain current year undistributed foreign earnings that are not considered indefinitely reinvested and amounts required to be recorded for changes to our uncertain tax positions, including interest and penalties.

[16]
Includes a tax benefit of $9 million on pretax net charges of $66 million (or a 0.1 percent impact on our effective tax rate) related to charges recorded by our equity method investees. Refer to Note 17.

[17]
Includes a tax benefit of $34 million on a pretax gain of $4,978 million (or a reduction of 12.5 percent on our effective tax rate) related to the remeasurement of our equity investment in CCE to fair value upon our acquisition of CCE's former North America business. The tax benefit reflects the impact of reversing deferred tax liabilities associated with our equity investment in CCE prior to the acquisition. Refer to Note 2.

[18]	Includes a tax benefit of $99 million on pretax charges of $265 million related to the write-off of preexisting relationships with CCE. Refer to Note 2.

[19]
Includes a tax expense of $261 million on a pretax gain of $597 million (or a 0.4 percent impact on our effective tax rate) related to the sale of our Norwegian and Swedish bottling operations. Refer to Note 2.

[20]
Includes a tax benefit of $223 million on pretax charges of $819 million (or a 0.4 percent impact on our effective tax rate) primarily related to the Company's productivity, integration and restructuring initiatives, transaction costs and charitable contributions. Refer to Note 17.

[21]
Includes a tax benefit of $114 million on pretax charges of $493 million (or a 0.5 percent impact on our effective tax rate) related to the repurchase of certain long-term debt and costs associated with the settlement of treasury rate locks issued in connection with the debt tender offer; the loss related to the remeasurement of our Venezuelan subsidiary's net assets; other-than-temporary impairment charges; and a donation of preferred shares in one of our equity method investees. Refer to Note 17.

[22]
Includes a tax expense of $31 million (or a 0.2 percent impact on our effective tax rate) related to amounts required to be recorded for changes to our uncertain tax positions, including interest and penalties, and other tax matters in certain domestic jurisdictions.

Reconciliation of the gross balance of unrecognized tax benefit
A reconciliation of the changes in the gross balance of unrecognized tax benefit amounts is as follows (in millions):

Year Ended December 31,	2012	2011	2010
Beginning balance of unrecognized tax benefits	$320	$387	$354
Increases related to prior period tax positions	69	9	26
Decreases related to prior period tax positions	(15)	(19)	(10)
Increases related to current period tax positions	23	6	33
Decreases related to current period tax positions	—	(1)	—
Decreases related to settlements with taxing authorities	(45)	(5)	—
Reductions as a result of a lapse of the applicable statute of limitations	(36)	(46)	(1)
Increase related to acquisition of CCE's former North America business	—	—	6
Increases (decreases) from effects of foreign currency exchange rates	(14)	(11)	(21)
Ending balance of unrecognized tax benefits	$302	$320	$387

Deferred tax assets and liabilities
The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and liabilities consist of the following (in millions):

December 31,	2012	2011
Deferred tax assets:
Property, plant and equipment	$89	$224
Trademarks and other intangible assets	77	68
Equity method investments (including foreign currency translation adjustment)	209	278
Derivative financial instruments	116	43
Other liabilities	1,178	1,257
Benefit plans	1,808	2,022
Net operating/capital loss carryforwards	782	818
Other	320	418
Gross deferred tax assets	$4,579	$5,128
Valuation allowances	(487)	(859)
Total deferred tax assets[1,2]	$4,092	$4,269
Deferred tax liabilities:
Property, plant and equipment	$(2,204)	$(2,039)
Trademarks and other intangible assets	(4,133)	(4,201)
Equity method investments (including foreign currency translation adjustment)	(712)	(816)
Derivative financial instruments	(140)	(129)
Other liabilities	(144)	(129)
Benefit plans	(495)	(445)
Other	(929)	(753)
Total deferred tax liabilities[3]	$(8,757)	$(8,512)
Net deferred tax liabilities	$(4,665)	$(4,243)

[1]	Noncurrent deferred tax assets of $403 million and $243 million were included in the line item other assets in our consolidated balance sheets as of December 31, 2012 and 2011, respectively.

[2]
Current deferred tax assets of $244 million and $227 million were included in the line item prepaid expenses and other assets in our consolidated balance sheets as of December 31, 2012 and 2011, respectively.

[3]
Current deferred tax liabilities of $331 million and $19 million were included in the line item accounts payable and accrued expenses in our consolidated balance sheets as of December 31, 2012 and 2011, respectively.

Deferred tax asset valuation allowances
An analysis of our deferred tax asset valuation allowances is as follows (in millions):

Year Ended December 31,	2012	2011	2010
Balance at beginning of year	$859	$950	$681
Increase due to our acquisition of CCE's former North America business	—	—	291
Additions	126	138	115
Decrease due to transfer to assets held for sale	(146)	—	—
Deductions	(352)	(229)	(137)
Balance at end of year	$487	$859	$950